Losses per share - Additional Information (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs)
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	775
Stock options
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	387
Convertible Preferred Stock
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	5,405	5,405	5,405
Outstanding stock awards
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		670	1,129